Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity

11.	Stockholders’ Equity

Description of Authorized Capital

The Company is authorized to issue up to 50,000,000 Shares of common stock with $0.001 par value. The holders of the Company’s common stock are entitled to one (1) vote per Share. The holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. However, the current policy of the Board of Directors is to retain earnings, if any, for the operation and expansion of the business. Upon liquidation, dissolution or winding-up of the Company, the holders of common stock are entitled to share ratably in all assets of the Company that are legally available for distribution.

Issuance of Restricted Common Stock to Directors

On January 5 and March 22, 2017, and on January 2, 2016, the Company issued 61,110, 2,941, and 69,433 Shares, respectively, of restricted common stock to directors of the Company in accordance with the 2015 Plan, and as part of an annual compensation plan for directors. The grant of Shares was not subject to vesting. For the three and nine months ended September 30, 2017 and 2016, stock compensation of $0 and $57,500, and $0 and $62,500, respectively, was recorded on the issuance of the common stock.

Exercise of Warrants

On February 15, 2013, the Company and Matthew Chretien, a member of the Board of Directors, entered into a return to treasury agreement dated February 15, 2013, whereby Matthew Chretien returned 500,000 Shares to the Company. As consideration for Matthew Chretien returning to the Company treasury these 500,000 Shares, the Company issued one four-year warrant to Matthew Chretien with a right to purchase 500,000 Shares at $0.007 per Share within four years of the shareholders of the Company increasing the number of authorized Shares, with piggyback registration rights. The warrant had a right of first refusal for Matthew Chretien to exercise up to 500,000 Shares prior to the Company issuing Shares in any transaction. On January 5, 2017, Matthew Chretien exercised the warrant and purchased 496,111 Shares at $0.007 per Share through a cashless exercise.

Issuance of Warrants

On November 30, 2016, the Company issued 56,250 warrants to purchase one Share to Robert and Michael Taglich (each holding more than 5% beneficial interest in the Company’s Shares) and Robert Schroeder (Director) in connection with the convertible promissory notes issued on November 30, 2016 (the “Bridge Notes”). The warrants are exercisable to purchase one Share at an exercise price of $0.68 per Share, contain a cashless exercise provision, and are exercisable for five years after issuance. Expense of $32,192 was recorded for the issuance of these warrants on November 30, 2016, utilizing the Black-Scholes valuation model to value the warrants issued. The fair value of warrants issued was determined to be $0.57.

Between December 30, 2016 and January 30, 2017, the Company issued convertible promissory notes in an aggregate amount of $1,250,000 with certain accredited investors. The Company retained Taglich Brothers, Inc. as the exclusive placement agent for the Convertible Note Offering. In compensation, the Company paid the placement agent a cash payment of 8% of the gross proceeds of the offering, along with warrants to purchase Shares, and the reimbursement for the placement agent’s reasonable out of pocket expenses, FINRA filing fees and related legal fees. Subsequent to December 31, 2016, the Company paid the placement agent cash in the amount of $100,000 and issued the placement agent 153,846 warrants to purchase Shares at an exercise price at $0.75 per Share, which will be exercisable for a period of five years, contain customary cashless exercise and anti-dilution protection and are entitled to registration rights. Of the warrants issued to the placement agent, 84,923 warrants were issued in conjunction with proceeds raised in December 2016, and underwriting expense of $65,243 was recorded for the issuance of these warrants, utilizing the Black-Scholes valuation model to value the warrants issued. The remaining 68,923 warrants were issued in conjunction with proceeds raised in January 2017, and underwriting expense of $52,951 was recorded for the issuance of these warrants, utilizing the Black-Scholes valuation model to value the warrants issued. The fair value of warrants issued was determined to be $0.77.

On September 21, 2017, the Company issued 150,000 warrants to purchase one Share to Robert and Michael Taglich (each holding more than 5% beneficial interest in the Company’s Shares) in connection with the convertible promissory notes issued on September 21, 2017 (the “Bridge Notes due September 21, 2018”). The warrants are exercisable to purchase one Share at an exercise price of $0.30 per Share, contain a cashless exercise provision, and are exercisable for five years after issuance. A debt discount of $38,837 was recorded for the issuance of these warrants, utilizing the Black-Scholes valuation model to value the warrants issued, and interest expense of $1,064 for amortization of the debt discount was recognized for the three and nine months ended September 30, 2017. The fair value of warrants issued was determined to be $0.26.

The estimated values of warrants, as well as the assumptions that were used in calculating such values were based on estimates at the issuance date as follows:

	Bridge Noteholders	Placement Agent	Bridge Noteholders September 21, 2017
Risk-free interest rate	1.83%	1.93%	1.89%
Weighted average expected term	5 years	5 years	5 years
Expected volatility	123.94%	123.07%	130.80%
Expected dividend yield	0.00%	0.00%	0.00%

Shares Issued and Outstanding and Shares Reserved for Exercise of Warrants, Convertible Notes, and the 2015 Plan

The Company had 17,376,012 Shares issued and outstanding, 5,066,625 Shares reserved for issuance upon the exercise of outstanding warrants, 2,563,926 Shares reserved for issuance upon the conversion of convertible debt, and 2,366,506 Shares reserved for issuance under the 2015 Plan, as of September 30, 2017.

11.	Stockholders’ Equity

Description of Authorized Capital

The Company is authorized to issue up to 50,000,000 Shares of common stock with $0.001 par value. The holders of the Company’s common stock are entitled to one (1) vote per Share. The holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. However, the current policy of the Board of Directors is to retain earnings, if any, for the operation and expansion of the business. Upon liquidation, dissolution or winding-up of the Company, the holders of common stock are entitled to share ratably in all assets of the Company that are legally available for distribution.

Sales of Unregistered Securities and Conversion of Convertible Promissory Notes

On December 11, 2015, the Company commenced a private offering of securities (the “Equity Offering”) with certain accredited investors for up to 1,666,666 units for a price of $1.20 per unit (the “Units”). Each Unit consisted of two Shares and a warrant to purchase one Share. The warrants are exercisable to purchase one Share at an exercise price of $0.65 per Share, contain a cashless exercise provision, and are exercisable for five years after issuance. This Equity Offering was open for a period terminating on December 31, 2015 with an option to extend until January 31, 2016 at the election of the Company. Simultaneously with this Equity Offering, the Company also offered to existing noteholders the ability to convert into common stock any outstanding convertible notes issued by the Company, plus accrued interest, at each note’s conversion price (the “Note Conversion Offering”). In addition, upon such conversion, noteholders received warrants containing the same exercise terms and price as investors in the Equity Offering.

Through December 31, 2015, noteholders exchanged $2,033,868 of convertible promissory notes with accrued interest of $428,779 for 5,465,216 Shares and 2,052,206 warrants. Of the exchange, $1,808,068 of convertible promissory notes and $366,484 of accrued interest was with related party noteholders. On January 6, 2016, noteholders converted $135,000 of convertible promissory notes with accrued interest of $35,038 into 303,912 Shares and also received 141,698 warrants, as part of the Note Conversion Offering.

Through December 31, 2015, the Company entered into security purchase agreements with accredited investors for 1,160,067 Units, which consisted of 2,320,134 shares of common stock, par value, $0.001 per share with 1,160,067 warrants, for aggregate cash proceeds of $1,392,080. On January 25, 2016, the Company entered into security purchase agreements with accredited investors for 506,599 Units, which consisted of 1,013,198 Shares with 506,599 warrants for aggregate cash proceeds of $607,919, as part of the Equity Offering.

The Company retained Taglich Brothers, Inc. as the exclusive placement agent for the Equity Offering and the Note Conversion Offering. In compensation, the Company paid the placement agent a cash payment of 8% of the gross proceeds of the Equity Offering and of the face value of the current outstanding convertible promissory notes that were converted in the Note Conversion Offering, along with warrants to purchase Shares, and the reimbursement for the placement agent’s reasonable out of pocket expenses, FINRA filing fees and related legal fees.

On January 27, 2016, the Company paid the placement agent cash in the amount of $62,237 and issued the placement agent 131,682 warrants to purchase Shares at an exercise price at $0.715 per Share, under the terms of the Placement Agent Agreement for the Equity Offering and the Note Conversion Offering. Of the warrants issued to the placement agent, 30,363 warrants were issued in conjunction with the Note Conversion Offering, and underwriting expense of $24,207 was recorded for the issuance of these warrants.

During the twelve months ended December 31, 2016 and 2015, the Company charged $113,762 and $1,647,610, respectively, in interest expense for the warrants issued to the Noteholders and $24,207 and $435,718, respectively, in underwriting expenses in regards to the warrants issued to the Placement Agent for the convertible promissory notes, utilizing the Black-Scholes valuation model to value the warrants issued. The fair value of warrants issued was determined to be $0.80.

The estimated values of warrants, as well as the assumptions that were used in calculating such values were based on estimates at the issuance date as follows:

	Noteholders	Placement Agent
Risk-free interest rate	1.76%	1.54%
Weighted average expected term	5 years	5 years
Expected volatility	134.18%	134.18%
Expected dividend yield	0.00%	0.00%

Pursuant to the terms of the Equity Offering and the Note Conversion Offering, the Company agreed to file a registration statement with the SEC covering the re-sale of the Shares sold in the Equity Offering and the Note Conversion Offering and the Shares issuable upon exercise of the Placement Agent warrants. The registration statement was declared effective on May 5, 2016.

Issuance of Restricted Common Stock to Directors

On January 2, 2016, the Company issued 69,433 Shares of restricted common stock to directors of the Company in accordance with the 2015 Plan, and as part of an annual compensation plan for directors. The grant of Shares was not subject to vesting. Stock compensation of $62,500 was recorded on the issuance of the common stock.

Exercise of Warrants

On February 15, 2013, the Company and A. Michael Chretien, a member of the Board of Directors, entered into a return to treasury agreement, whereby A. Michael Chretien returned 500,000 Shares to the Company. As consideration for A. Michael Chretien returning to the Company treasury these 500,000 Shares, the Company issued one four-year warrant to A. Michael Chretien with a right to purchase 500,000 Shares at $0.007 per Share within four years of the shareholders of the Company increasing the number of authorized Shares, with piggyback registration rights. The warrant had a right of first refusal for A. Michael Chretien to exercise up to 500,000 Shares prior to the Company issuing Shares in any transaction. On February 15, 2016, A. Michael Chretien exercised the warrant and purchased 500,000 Shares at $0.007 per Share.

On July 11, 2016, an investor exercised 41,666 warrants to purchase Shares through a cashless exercise for which he received 14,583 Shares at an exercise price of $.65 per Share.

On August 24, 2016, 22,589 warrants issued to the Placement Agent were exercised to purchase Shares through a cashless exercise for which it obtained 6,275 Shares at an exercise price of $.715 per Share.

On February 15, 2013, the Company and Matthew Chretien, a member of the Board of Directors, entered into a return to treasury agreement dated February 15, 2013, whereby Matthew Chretien returned 500,000 Shares to the Company. As consideration for Matthew Chretien returning to the Company treasury these 500,000 Shares, the Company issued one four-year warrant to Matthew Chretien with a right to purchase 500,000 Shares at $0.007 per Share within four years of the shareholders of the Company increasing the number of authorized Shares, with piggyback registration rights. The warrant had a right of first refusal for Matthew Chretien to exercise up to 500,000 Shares prior to the Company issuing Shares in any transaction. Subsequent to December 31, 2016, Matthew Chretien exercised the warrant and purchased 496,111 Shares at $0.007 per Share through a cashless exercise. For more information, see the Note 15 to the Consolidated Financial Statements, titled “Subsequent Events.”

Issuance of Warrants

On November 30, 2016, the Company issued 56,250 warrants to purchase one Share to Robert and Michael Taglich (each holding more than 5% beneficial interest in the Company’s Shares) and Robert Schroeder (Director) in connection with the convertible promissory notes issued on November 30, 2016 (the “Bridge Notes”). The warrants are exercisable to purchase one Share at an exercise price of $0.68 per Share, contain a cashless exercise provision, and are exercisable for five years after issuance. During the twelve months ended December 31, 2016, expense of $32,192 was recorded for the issuance of these warrants, utilizing the Black-Scholes valuation model to value the warrants issued. The fair value of warrants issued was determined to be $0.57.

Between December 30, 2016 and January 30, 2017, the Company issued convertible promissory notes in an aggregate amount of $1,250,000 with certain accredited investors. The Company retained Taglich Brothers, Inc. as the exclusive placement agent for the Convertible Note Offering. In compensation, the Company paid the placement agent a cash payment of 8% of the gross proceeds of the offering, along with warrants to purchase Shares, and the reimbursement for the placement agent’s reasonable out of pocket expenses, FINRA filing fees and related legal fees. Subsequent to December 31, 2016, the Company paid the placement agent cash in the amount of $100,000 and issued the placement agent 153,846 warrants to purchase Shares at an exercise price at $0.75 per Share, which will be exercisable for a period of five years, contain customary cashless exercise and anti-dilution protection and are entitled to registration rights. Of the warrants issued to the placement agent, 84,923 warrants were issued in conjunction with proceeds raised in December 2016, and underwriting expense of $65,243 was recorded for the issuance of these warrants, utilizing the Black-Scholes valuation model to value the warrants issued. The fair value of warrants issued was determined to be $0.77. The remaining 68,923 warrants were issued in conjunction with proceeds raised subsequent to December 31, 2016.

The estimated values of warrants, as well as the assumptions that were used in calculating such values were based on estimates at the issuance date as follows:

	Bridge Noteholders	Placement Agent
Risk-free interest rate	1.83%	1.93%
Weighted average expected term	5 years	5 years
Expected volatility	123.94%	123.07%
Expected dividend yield	0.00%	0.00%

Shares Issued and Outstanding and Shares Reserved for Exercise of Warrants, Convertible Notes, and the 2015 Plan

The Company has 16,815,850 Shares issued and outstanding, 5,586,094 Shares  reserved  for issuance upon the exercise of outstanding warrants, 1,061,538 Shares reserved for issuance upon the conversion of convertible debt, and 1,930,557 Shares reserved for issuance under the 2015 Plan, as of December 31, 2016.